Employee benefits - Defined benefit plan expense (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of defined benefit plans [line items]
Current service cost	$ 16,290,000	$ 14,165,000
Past service cost	2,521,000	0
Interest cost	4,221,000	6,101,000
Administration expenses paid from the plan	3,432,000	1,462,000
Defined benefit plan expenses	26,464,000	21,728,000
Costs of services, selling and administrative
Disclosure of defined benefit plans [line items]
Defined benefit plan expenses	18,811,000	14,165,000
Net finance costs
Disclosure of defined benefit plans [line items]
Defined benefit plan expenses	$ 7,653,000	$ 7,563,000